Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement of Cash Flows [Abstract]
Net cash provided by (used in) operating activities	$ 4,915,100	$ (1,965,200)
Investing activities:
Purchases of stable coins	(610,000)	(139,900)
Purchases of digital assets		(3,146,500)
Investment in equity investees	(500,000)	(1,350,000)
Loans made to a related party	(610,000)
Acquisition of cash of a subsidiary	118,300
Net cash used in investing activities	(1,601,700)	(4,636,400)
Financing activities:
Subscription fee from investors	3,504,900
Proceeds from issuance of common stocks pursuant to private placements		1,305,000
Capital injection from non-controlling shareholders		88,900
Capital withdrawal by a non-controlling shareholder		(88,900)
Net cash provided by financing activities	3,504,900	1,305,000
Net increase (decrease) in cash and cash equivalents	6,818,300	(5,296,600)
Cash and cash equivalents, beginning of period	3,129,800	7,263,600
Cash and cash equivalents, end of period	9,948,100	1,967,000
Supplemental cash flow information
Payment of interest expenses
Payment of income tax expenses	1,600
Refund of income tax expenses		1,067,600
Non-cash investing and financing activities
Collection of USDC from issuance of common stocks pursuant to private placements		50,000
Subscription fee from investors in the form of USDT	2,675,000
Investment in equity investees in USDC		300,000
Issuance of common stocks to settle advance from subscription fee from investors	$ 2,755,100	$ 6,539,000